Leases (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Leases [Abstract]
Schedule of future lease payments for leaseback agreement
The future lease payments for these leaseback agreements are as follows:

(in thousands of USD)	December 31, 2023	December 31, 2022

Less than one year	4,547	22,667
Between one and five years	19,130	11,212
More than five years	52,828	—
Total future lease payables	76,505	33,878

The future lease payments for these leaseback agreements are as follows:

(in thousands of USD)	December 31, 2023	December 31, 2022
Less than 1 year	30,495	25,955
Between 1 and 5 years	—	1,170
Total future lease payments	30,495	27,125

Schedule of right-of-use assets
Right-of-use assets

(in thousands of USD)	Bareboats	Time charters	Office rental	Company cars	Total

Balance at January 1, 2022	15,792	10,358	2,306	545	29,001
Additions to right-of-use assets	—	13,597	408	55	14,060
Depreciation charge for the year	(7,371)	(12,874)	(1,022)	(242)	(21,509)
Translation differences	—	—	(52)	(7)	(59)

Balance at December 31, 2022	8,421	11,081	1,640	351	21,493

(in thousands of USD)	Bareboats	Time charters	Office rental	Company cars	Total

Balance at January 1, 2023	8,421	11,081	1,640	351	21,493
Additions to right-of-use assets	—	—	2,312	—	2,312
Depreciation charge for the year	(7,371)	(9,438)	(1,018)	(212)	(18,040)
Derecognition of right-of-use assets	—	—	(445)	—	(445)
Remeasurement	29,245	(1,642)	—	—	27,603
Translation differences	—	—	11	2	13

Balance at December 31, 2023	30,295	—	2,499	141	32,936

Operating lease expenses recognized in profit and loss	Amounts recognized in profit or loss

(in thousands of USD)	2023	2022
Interest on lease liabilities	(631)	(1,237)
Depreciation right-of-use assets	(18,040)	(21,509)
Low-value leases	(451)	(173)

Amounts recognized in the statement of cash flows	Amounts recognized in statement of cash flows

(in thousands of USD)	2023	2022

Total cash outflow for leases	(21,942)	(25,527)
Total cash inflow for leases	1,706	2,036

Disclosure of maturity analysis of operating lease payments
The future undiscounted lease payments to be received for these lease agreements are as follows:

(in thousands of USD)	December 31, 2023	December 31, 2022
Less than one year	162,100	121,978
Between one and five years	300,183	326,228
More than five years	241,383	306,505
Total future lease receivables	703,666	754,710

Separation of lease and non-lease components of contract

(in thousands of USD)	2023	2022
Lease component of revenue from time charter-out	457,750	487,686
Non-lease component of revenue from time charter-out	245,916	267,024
Total future lease receivables	703,666	754,710

Future minimum lease receivables for operating leases
The following table sets out a maturity analysis of the lease receivables related to the subleased office space, showing the undiscounted sublease payments to be received after the reporting date.

(in thousands of USD)	December 31, 2023	December 31, 2022
Less than 1 year	1,689	1,869
One to two years	1,285	1,689
Two to three years	—	1,285
Total undiscounted lease receivables	2,974	4,843